SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2014				2013			2012
	Vessel operations	LNG Trading	FLNG*	Total	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time and voyage charter revenues	95,399	—	—	95,399	90,558	—	90,558	409,593	—	409,593
Vessel and other management fees	10,756	—	—	10,756	9,270	—	9,270	752	—	752
Vessel and voyage operating expenses	(76,910)	—	—	(76,910)	(58,009)	—	(58,009)	(96,525)	—	(96,525)
Administrative expenses	(19,203)	(64)	—	(19,267)	(22,816)	(136)	(22,952)	(23,973)	(1,040)	(25,013)
Impairment of long-term assets	(500)	—	—	(500)	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(49,561)	(250)	—	(49,811)	(36,562)	(309)	(36,871)	(85,187)	(337)	(85,524)
Other operating loss	(6,387)	—	—	(6,387)	—	—	—	—	—	—
Other operating gains (losses) - LNG trade	—	1,317	—	1,317	—	—	—	—	(27)	(27)
Gain on disposals to Golar Partners (including amortization of deferred gain)	43,783	—	—	43,783	65,619	—	65,619	—	—	—
Operating (loss) income	(2,623)	1,003	—	(1,620)	47,560	(445)	47,115	204,160	(1,404)	202,756
Other non-operating income (loss)	26,766	718	—	27,484	27,605	—	27,605	858,080	(151)	857,929
Net financial (expenses) income	(87,600)	(252)	—	(87,852)	41,768	—	41,768	(42,864)	(4)	(42,868)
Income taxes	1,114	—	—	1,114	3,404	—	3,404	(2,765)	—	(2,765)
Equity in net earnings (losses) of affiliates	19,408	—	—	19,408	15,821	—	15,821	(609)	—	(609)
Net (loss) income	(42,935)	1,469	—	(41,466)	136,158	(445)	135,713	1,016,002	(1,559)	1,014,443
Non-controlling interests	(1,655)	—	—	(1,655)	—	—	—	(43,140)	—	(43,140)
Net (loss) income attributable to Golar LNG Ltd	(44,590)	1,469	—	(43,121)	136,158	(445)	135,713	972,862	(1,559)	971,303
Total assets	3,990,658	1,335	360,120	3,991,993	2,664,953	268	2,665,221	2,413,564	835	2,414,399
Investment in affiliates	335,372	—	—	335,372	350,918	—	350,918	367,656	—	367,656
Capital expenditures	1,202,901	—	313,645	1,516,546	734,155	—	734,155	342,987	—	342,987

Revenue by major customer
In the years ended December 31, 2014, 2013 and 2012, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2014		2013		2012
Gdf Suez Gas	—	—%	10,015	11%	22,326	5%
Major Japanese trading Company	55,975	59%	47,744	53%	38,992	9%
Commodity trading and logistics house	15,761	17%	—	—%	—	—%
Eni Spa	—	—%	8,912	10%	2,480	1%
Petrobras*	—	—%	—	—%	90,321	22%
Dubai Supply Authority*	—	—%	—	—%	45,951	11%
Pertamina*	—	—%	—	—%	35,455	9%
Qatar Gas Transport Company*	—	—%	—	—%	23,006	6%
BG Group plc*	—	—%	13,114	14%	96,179	23%
PT Nusantara Regas*	—	—%	—	—%	38,789	9%

Revenues and fixed assets with respect to geographical area
The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2014	2013	2012
Brazil*	—	—	90,321
United Arab Emirates*	—	—	45,951
Indonesia*	—	—	38,789
Kuwait**	4,182	—	—

* A substantial portion of these revenues for the year ended December 31, 2012 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.

** This relates to revenues from the Golar Igloo prior to her disposal to Golar Partners on March 28, 2015.